Significant Accounting Policies - Additional Information (Details)			3 Months Ended			12 Months Ended
	Dec. 03, 2020 USD ($) shares	May 21, 2020 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) segment shares	Dec. 31, 2020 USD ($) position shares	Dec. 31, 2019 USD ($)	Jan. 01, 2022 USD ($)	Dec. 06, 2021 shares
Class of Stock [Line Items]
Proceeds from Senior Secured Convertible Notes					$ 108,100,000
Deferred social security taxes							$ 7,600,000
Social security taxes, current						$ 3,800,000
Restructuring costs							1,800,000
Accrued restructuring charges							2,200,000
Number of reportable segments | segment						1
Allowance for doubtful accounts			$ 11,600,000			$ 11,600,000	8,900,000
Credit loss expense			859,000	$ 1,946,000		4,689,000	6,403,000	$ 1,272,000
Deferred payment to seller balances						26,800,000	8,900,000
Impairment charges			0			0
Revenue recognized from related parties						1,600,000	1,100,000	1,000,000.0
Rent expense				5,800,000		27,051,000	29,877,000	200,000
Costs for goods and services produced								700,000
Capitalized contract costs			15,300,000			12,000,000.0	7,700,000
Amortization on contract costs			1,300,000	900,000		4,000,000.0	3,100,000	2,400,000
Advertising expenses						$ 38,700,000	$ 7,300,000	$ 8,700,000
Percentage of net cash savings						85.00%
Right-of-use assets			32,929,000
Lease liability			$ 34,597,000
Vacasa Holdings LLC
Class of Stock [Line Items]
Common stock outstanding (in shares) | shares			214,803,880			214,793,795
Ownership interest			50.10%			50.20%
Percent of redeemable noncontrolling interest						49.80%
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-02
Class of Stock [Line Items]
Right-of-use assets									$ 35,100,000
Lease liability									36,700,000
Series C-1 Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Issuance of redeemable convertible preferred units (in shares) | shares	270,387
Issuance of redeemable convertible preferred units, net of issuance costs	$ 500,000
Class A Common Stock
Class of Stock [Line Items]
Common stock outstanding (in shares) | shares			214,803,880			214,793,795	0			214,793,795
Minimum
Class of Stock [Line Items]
Estimated economic life						1 year
Minimum | Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-02 | Subsequent Event [Member]
Class of Stock [Line Items]
Right-of-use assets									34,000,000.0
Lease liability									36,000,000.0
Maximum
Class of Stock [Line Items]
Estimated economic life						10 years
Maximum | Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-02 | Subsequent Event [Member]
Class of Stock [Line Items]
Right-of-use assets									37,000,000.0
Lease liability									$ 39,000,000.0
COVID-19
Class of Stock [Line Items]
Proceeds from Senior Secured Convertible Notes		$ 108,100,000
Social security taxes, current			$ 3,800,000			$ 3,800,000
Proceeds from wage subsidy			$ 0	400,000		2,200,000	$ 1,700,000
North America
Class of Stock [Line Items]
Number of positions eliminated | position							850
Operations and support
Class of Stock [Line Items]
Restructuring costs							$ 200,000
Rent expense				2,900,000
General and administrative
Class of Stock [Line Items]
Restructuring costs							1,400,000
Rent expense				1,200,000		6,066,000	5,089,000
Cost of revenue
Class of Stock [Line Items]
Restructuring costs							300,000
Rent expense				$ 1,700,000		$ 5,791,000	9,630,000
Employee Severance
Class of Stock [Line Items]
Restructuring costs							1,300,000
Employee Severance | COVID-19
Class of Stock [Line Items]
Severance costs							5,000,000.0
Employee Severance | Operations and support
Class of Stock [Line Items]
Severance costs							1,500,000
Employee Severance | Sales and marketing
Class of Stock [Line Items]
Severance costs							1,200,000
Employee Severance | General and administrative
Class of Stock [Line Items]
Severance costs							1,100,000
Employee Severance | Technology and development
Class of Stock [Line Items]
Severance costs							1,000,000.0
Employee Severance | Cost of revenue
Class of Stock [Line Items]
Severance costs							200,000
Contract Termination
Class of Stock [Line Items]
Restructuring costs							$ 500,000